FRANKLIN SQUARE
CAPITAL PARTNERS

INNOVATIVE ALTERNATIVES FOR THE INVESTING PUBLIC



Overview

Franklin Square Capital Partners sponsors innovative alternative investment products designed to give the investing public access to private investments.

We pioneered the use of a special type of investment called a non-traded Business Development Company (BDC), which allows the investing public to access debt and equity securities of private companies in the U.S. — the same investments that large institutions and endowments hold in their portfolios to add stability and diversification. Watch our video to learn about BDCs.

Investors looking for a source of current income to diversify their portfolios can invest in FS Investment Corporation II (FSIC II), which succeeded our first fund, FS Investment Corporation, that is now closed to new investors. Our FS Energy & Power Fund (FSEP) combines income with growth potential and focuses on private U.S. companies in the energy and power industry. Our latest fund, FS Global Credit Opportunities Fund, provides access to managers, asset classes and strategies to target high returns in the global credit market with less risk in an innovative closed end structure.

Advisors and investors choose our solutions because we offer advantages that are hard to replicate elsewhere: diversification into distinctive asset classes and strategies with access to a world-class institutional asset manager. We welcome you to explore what our products can do for you.

What's New

12.2.2013 — Franklin Square Capital Partners Launches New Global Credit Alternative

11.15.2013 — Franklin Square Cogent Research: Advisor Attitudes Toward Alternatives

11.14.2013 — What do advisers look for in alternative investments?

10.28.2013 — Upcoming FSIC quarterly call details

Read More & View Recent Awards

Watch Our Videos



OPPORTUNITIES IN
Global Credit





Investing In
U.S. Energy and Power



The ABCs OF BDCs





About Us

Franklin Square Capital Partners is a sponsor and national distributor of innovative alternative investment products.

The firm was founded in 2007 by an experienced group of industry professionals who saw an opportunity to enable investors to tap into the same strategies employed successfully for years by large institutional investors — like pension funds, financial institutions, endowments and high net worth individuals. Franklin Square believes that institutional portfolios that selectively incorporate alternative investments are better-suited to manage risk and generate above-market returns than the typical investor's portfolio.


Introducing Franklin Square Capital Partners
MICHAEL FORMAN
CO-FOUNDER, CHAIRMAN, CEO

Franklin Square quickly established itself as an innovative force within the alternative investment world. It ranked #13 on the ***Forbes*** list of America's Most Promising Companies and #3 on the Philadelphia 100 list of fastest growing companies. See our recent awards.

Franklin Square set out to create investment solutions that are pioneering, yet easy to understand and apply.

What Franklin Square offers investors...

- **New asset classes and strategies** that traditionally have been out of reach for the investing public, such as the debt of private companies that we think can help investors of all kinds to build stronger, more diversified portfolios.
- **Elite asset managers,** whom we deem to be among the best and brightest serving the world's most sophisticated institutions, including The Blackstone Group. We place their talents at the disposal of investors at a reasonable minimum level of investment (generally $5,000).
- **Current income** combined with potential capital appreciation to generate solid risk-adjusted returns.

Franklin Square distributes its sponsored financial products to the independent broker-dealer community through its affiliated wholesaling broker-dealer, FS² Capital Partners, LLC (member FINRA/SIPC).

All investments carry risks. An investment in shares of funds sponsored by Franklin Square involves a high degree of risk and is considered speculative. Risks include, but are not limited to, lack of liquidity (because there is no public trading market for the common shares of the funds), financial market risks (including changes in interest rates), risk of significant loss (due to changes in the value of underlying investments), and the risks of leverage (an investment technique where the funds may borrow money to purchase investments). Please read the "Risk Factors" section of the applicable prospectus of each fund for a complete list of risks before investing in our funds.

Founders

Michael Forman
CEO

David Adelman
Chairman

Executive Vice Presidents

Zachary Klehr
Executive Vice President, Product

Lance Murphy
Executive Vice President
Franklin Square Capital Partners
President, FS² Capital Partners

Jeff Rosenblum
Executive Vice President,
Corporate Strategy & Operations

Gerald F. Stahlecker
Executive Vice President,
Legal & Finance

Managing Directors

Phil Browne
Managing Director,
Finance and Administration

John R. Shain
Managing Director
Franklin Square Capital Partners
Chief Operating Officer
FS² Capital Partners

Senior Vice Presidents

Brian Boulerice
Senior Vice President,
Business Development
FS² Capital Partners

John Dickens
Senior Vice President,
National Accounts
FS² Capital Partners

Michael Gerber
Senior Vice President, Public Affairs,
Strategy & Product Administration

Adrienne Yost Hart
Senior Vice President
Legal and Compliance

Christopher R. Reece
Senior Vice President,
Product Management

Stephen Sypherd
Senior Vice President and General Counsel

Mike Vessels
Senior Vice President,
Divisional Director
FS² Capital Partners

Kristine Westley
Senior Vice President,
Fund Operations

Bill Wolfe
Senior Vice President,
Divisional Director
FS² Capital Partners

Chief Financial Officers

Ted Gallivan
Chief Financial Officer
FSEP

William Goebel
Chief Financial Officer
FSIC and FSIC II

Ann Marie Rafferty
Chief Financial Officer
Franklin Square Capital Partners

Watch Our Videos


OPPORTUNITIES IN
Global Credit




Investing In
U.S. Energy and Power


BDCs

FRANKLIN SQUARE
CAPITAL PARTNERS

INNOVATIVE ALTERNATIVES
FOR THE INVESTING PUBLIC



Solutions

Current Offerings

FS Global Credit Opportunities Fund, or the Fund, is an unlisted, closed-end fund that invests primarily in global credit, including loans, bonds and other credit instruments that companies use to finance their operations. The Fund seeks to generate an attractive total return consisting of a high level of current income and capital appreciation, with a secondary objective of capital preservation. The Fund is managed by a leading manager of alternative investments, FS Global Advisor, LLC, an affiliate of Franklin Square Capital Partners, and also sub-advised by GSO / Blackstone. Visit the fund website for more details.

Learn about FS Global Credit Opportunities Fund

FS Investment Corporation II, or FSIC II, is an investment fund designed to help investors diversify their portfolios by investing primarily in the floating rate senior secured loans of established private U.S. companies. FSIC II is sub-advised by GSO / Blackstone, part of The Blackstone Group, one of the world's leading global alternative asset managers. FSIC II's objective is to generate current income and, to a lesser extent, long-term capital appreciation. Visit our FSIC II website for more details.

Learn about FSIC II

FS Energy & Power Fund, or FSEP, invests in the U.S. energy and power industry. Like FSIC II, the Fund is sub-advised by GSO / Blackstone. FSEP invests primarily in the debt and income-producing equity securities of private companies involved in the vast domestic infrastructure required to locate, produce and deliver energy and power. The Fund's investment objectives are to generate current income and long-term capital appreciation. Visit our FSEP website for more details.

Learn about FS Energy & Power Fund

Closed Products

FS Investment Corporation, or FSIC, completed its offering and closed to new investors in May 2012 after raising more than $2.5 billion in capital. This Fund holds the distinction of being the original non-traded Business Development Company. For the first time, FSIC offered investors access to the same types of private senior debt investments once available only to large institutional investors. Visit our FSIC website for more details.

Learn about FS Investment Corporation

FS GLOBAL CREDIT OPPORTUNITIES FUND

Launched December 2013

Registered offering size: 300 million shares

Share Price: $10.87 as of December 2, 2013 (subject to the terms of the offering)

Minimum Investment: $5,000

Distribution schedule: Monthly


Access to Franklin Square's new global alternative fund

FSIC II

Registered offering size: 300 million shares

Share price: $10.50 as of December 4, 2013 (subject to the terms of the offering)

Minimum investment: $5,000

Distribution schedule: Monthly


Access to the world of private debt for the investing public

FS ENERGY & POWER FUND
A Business Development Company

Launched: July 2011

Registered offering size: 300 million shares

Share price: $10.75 as of December 4, 2013 (subject to the terms of the offering)

Minimum investment: $5,000

Distribution schedule: Monthly


Access to private energy and power investments for the investing public

FS INVESTMENT CORPORATION
A Business Development Company
ORIGINAL BDC

Closed to new investors in May 2012

Capital raised: Over $2.5 billion

Distribution schedule: Monthly


Access to the world of private debt for the investing public

Learn about FS Global Credit Opportunties Fund

Learn about FSIC II

Learn about FS Energy & Power Fund

FRANKLIN SQUARE
CAPITAL PARTNERS

INNOVATIVE ALTERNATIVES FOR THE INVESTING PUBLIC

About Us | Solutions | Contact Us





Home / Contact Us

Contact Us

For Product Information

Learn about FS Global Credit Opportunties Fund

Learn about FSIC II

Learn about FS Energy & Power Fund

For Financial Advisors

Contact our dealer manager, FS² Capital Partners, LLC, Member FINRA/SIPC, for more information at (877) 372-9880 or visit www.fs2cap.com.

Learn about FS² Capital Partners

For Prospective Investors

If you are a prospective investor, we encourage you to contact your financial adviser to find out if investing in Franklin Square-sponsored products is suitable for you.

For Media Contact

Dana Taormina
Jennifer Connelly Public Relations
973-850-7305
dtaormina@jcprinc.com

For Career Opportunities

Looking to make an impact on the investment world? Consider a career with us. Named 13th most promising American company by ***Forbes*** and third fastest growing company on the Philadelphia 100 list, Franklin Square attributes its growth to hiring and developing some of the most talented people in the industry.

Franklin Square's distinctive spirit is defined by men and women motivated to succeed both on a personal and professional level. Being part of our entrepreneurial firm requires teamwork, focus, integrity, intellect and creativity. We recognize the efforts of our employees through an industry leading compensation and benefits package.

If you are ready to make a difference, we are always looking for exceptional candidates. Send your information to us at: careers@franklinsquare.com

Franklin Square Capital Partners
2929 Arch Street, Suite 675
Philadelphia, PA 19104
(877) 372-9880



Franklin Square Capital Partners' headquarters is in the Cira Center, a striking recent addition to Philadelphia's skyline that sits above the historical 30th Street Station.

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December 11, 2013